Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net income	$ 2,639	$ 2,551	$ 2,428	$ 1,939	$ 1,701	$ 1,886	$ 1,528	$ 1,293	$ 9,557	$ 6,408
Net cash provided by operating activities									2,982	11,717
Purchases of securities available for sale									(2,255)	(9,947)
Proceeds from sale of securities available for sale									528	22,129
Net cash used in investing activities									(110,689)	(60,399)
Proceeds from exercise of stock options										70
Proceeds from rights offering										6,143
Dividends on common stock									(1,109)	(757)
Net cash provided used in financing activities									66,043	79,099
Increase (decrease) in cash and cash equivalents									(41,664)	30,417
Interest paid									7,673	7,285
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Net income									9,557	6,408
Equity in undistributed net income of subsidiary									(8,132)	(5,947)
Net change in other assets and other liabilities									(54)	53
Net cash provided by operating activities									1,371	514
Proceeds from exercise of stock options										70
Proceeds from rights offering										6,143
Investment in Bank										(6,500)
Dividends on common stock									(1,103)	(753)
Net cash provided used in financing activities									(1,103)	(1,040)
Increase (decrease) in cash and cash equivalents									268	(526)
Cash and cash equivalents, beginning of period				$ 198				$ 724	198	724
Cash and cash equivalents, end of period	$ 466				$ 198				466	198
Interest paid									$ 287	$ 281